Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Noetica, Inc. [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	February 2026	February 2026
Name of acquiree	Noetica, Inc.	Noetica, Inc.
Description of the acquiring segment	Legal Professionals	Legal Professionals
Description of acquiree	A New York-based AI-native start-up that transforms transaction-deal data into structured market intelligence for deal professionals.	A New York-based AI-native start-up that transforms transaction-deal data into structured market intelligence for deal professionals.
cPaperless, LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2025	January 2025
Name of acquiree	cPaperless, LLC ("SafeSend")	cPaperless, LLC ("SafeSend")
Description of the acquiring segment	Tax, Audit & Accounting Professionals	Tax, Audit & Accounting Professionals
Description of acquiree	A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.	A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.